UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09703

                              BCT Subsidiary, Inc.
--------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE                                19809
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

               Robert S. Kapito, President, BCT Subsidiary, Inc.,
                     40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 10/31/03

Date of reporting period: 4/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2003 (UNAUDITED)


BCTSubsidiary, Inc. (BCTS)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


[LOGO BLACKROCK]

                                TABLE OF CONTENTS

Portfolio of Investments ...................................................   1

Financial Statements

   Statement of Assets and Liabilities .....................................   4

   Statement of Operations .................................................   5

   Statement of Cash Flows .................................................   6

   Statement of Changes in Net Assets ......................................   7

Financial Highlights .......................................................   8

Notes to Financial Statements ..............................................   9

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

BCT Subsidiary, Inc.


              PRINCIPAL
               AMOUNT
   RATING(1)    (000)                          DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--135.8%
                        MORTGAGE PASS-THROUGHS--3.0%
                        Federal National Mortgage Assoc.,
              $1,085      5.50%, 1/01/17 - 2/01/17                                                                  $  1,129,219
                 108      6.50%, 7/01/29                                                                                 112,966
                                                                                                                    ------------
                        Total Mortgage Pass-Throughs                                                                   1,242,185
                                                                                                                    ------------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--10.1%
                 400    Federal Home Loan Mortgage Corp., Ser. 1534, Class IG, 2/15/10                                   417,860
                        Federal National Mortgage Assoc.,
                 405      Ser. 13, Class SJ, 2/25/09                                                                     420,193
                 180      Ser. 43, Class E, 4/25/22                                                                      192,767
               3,146      Ser. 87, Class J, 4/25/22                                                                    3,222,794
                                                                                                                    ------------
                        Total Agency Muliple Class Mortgage Pass-Throughs                                              4,253,614
                                                                                                                    ------------
                        INVERSE FLOATING RATE MORTGAGES--16.9%
     AAA         462    Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 11/25/23                                 549,245
     AAA         550    Countrywide Funding Corp., Ser. 2, Class A-12S, 2/25/09                                          574,923
     AAA         723    Countrywide Mortgage-Backed Securities, Inc., Ser. D, Class A-15, 1/25/09                        733,815
                        Federal Home Loan Mortgage Corp.,
                 336      Ser. 1425, Class SB, 12/15/07                                                                  430,945
                  53      Ser. 1506, Class S, 5/15/08                                                                     60,502
                 255      Ser. 1515, Class S, 5/15/08                                                                    273,866
                  37      Ser. 1580, Class SD, 9/15/08                                                                    37,712
                 232      Ser. 1618, Class SA, 11/15/08                                                                  240,370
                 395      Ser. 1621, Class SH, 11/15/22                                                                  422,538
                 445      Ser. 1626, Class SA, 12/15/08                                                                  447,634
                 329      Ser. 1661, Class SB, 1/15/09                                                                   355,204
                        Federal National Mortgage Assoc.,
                   8      Ser. 156, Class SE, 10/25/19                                                                     7,683
                 528      Ser. 187, Class SB, 10/25/07                                                                   627,376
                 381      Ser. 190, Class S, 11/25/07                                                                    483,462
                 453      Ser. 214, Class SH, 12/25/08                                                                   502,420
     AAA         600    PaineWebber Mortgage Acceptance Corp., Ser. 6, Class A-9, 4/25/09                                624,750
                        Residential Funding Mortgage Securities I, Inc.,
     AAA         323      Ser. S23, Class A-12, 6/25/08                                                                  330,300
     AAA         334      Ser. S23, Class A-16, 6/25/08                                                                  342,810
                                                                                                                    ------------
                        Total Inverse Floating Rate Mortgages                                                          7,045,555
                                                                                                                    ------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--8.2%
                        Federal Home Loan Mortgage Corp.,
                   4      Ser. 1114, Class J, 7/15/06                                                                     42,797
                   3      Ser. 1285, Class M, 5/15/07                                                                     31,441
               1,321      Ser. 1645, Class IB, 9/15/08                                                                   121,814
               1,465      Ser. 2063, Class PU, 10/15/26                                                                   37,081
               3,177      Ser. 2081, Class S, 5/15/25                                                                     45,674
               1,889      Ser. 2306, Class PM, 5/15/26                                                                    47,232
               3,224      Ser. 2370, Class EI, 2/15/21                                                                    26,197
               5,308      Ser. 2376, Class MI, 7/15/11                                                                   106,168
               2,137      Ser. 2417, Class EI, 3/15/12                                                                    34,916
               3,100      Ser. 2542, Class IY, 5/15/16                                                                   232,500
               2,688      Ser. 2543, Class IJ, 10/15/12                                                                  284,802
               4,000      Ser. 2543, Class IM, 9/15/12                                                                   425,792
               5,419      Ser. 2572, Class IT, 5/15/19                                                                   614,666
                        Federal National Mortgage Assoc.,
                   1      Ser. G-21, Class L, 7/25/21                                                                     21,967
                   9      Ser. 8, Class HA, 1/25/08                                                                      130,225


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
   RATING(1)    (000)                          DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
             $ 1,357      Ser. 9, Class IB, 5/25/27                                                                 $     15,266
               2,117      Ser. 14, Class PI, 4/25/12                                                                      23,822
               5,007      Ser. 22, Class SE, 11/25/23                                                                      9,261
                 517      Ser. 29, Class BE, 5/25/28                                                                       4,771
                 597      Ser. 30, Class QG, 12/18/25                                                                      7,278
                 243      Ser. 39, Class PE, 1/25/23                                                                      20,641
                  23      Ser. 49, Class L, 4/25/13                                                                      197,653
                  23      Ser. 51, Class K, 4/25/07                                                                      290,760
                   3      Ser. 72, Class H, 7/25/06                                                                       37,991
               4,272      Ser. 80, Class PI, 9/25/23                                                                     202,897
               2,000      Ser. 82, Class IR, 9/25/12                                                                     231,250
                  15      Ser. 174, Class S, 9/25/22                                                                      43,900
                 508      Ser. 223, Class PT, 10/25/23                                                                    50,150
                 267    PNC Mortgage Securities Corp., Ser. 8, Class 4-X, 10/25/13                                         9,934
                 446    Residential Funding Mortgage Securities I, Inc., Ser. S44, Class A-4, 11/25/23                     3,412
               9,549    Structured Asset Securities Corp., Ser. ALS1, Class 3AX, 5/25/29                                  25,364
              30,900    Vendee Mortgage Trust, Ser. 1, Class 1IO, 10/15/31                                                62,766
                                                                                                                    ------------
                        Total Interest Only Mortgage-Backed Securities                                                 3,440,388
                                                                                                                    ------------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--0.2%
     Aaa          66    Salomon Brothers Mortgage Securities Inc. VI, Ser. 3, Class A, 10/23/17                           66,045
                                                                                                                    ------------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.0%
     AAA         750    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A-2, 6.75%, 6/25/112            853,693
                                                                                                                    ------------
                        ASSET-BACKED SECURITIES--0.1%
     NR          239    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/062,4,5                           10,745
                        Structured Mortgage Asset Residential Trust,4,5,6
     NR          578      Ser. 2, 8.24%, 3/15/06                                                                          17,331
     NR          640      Ser. 3, 8.724%, 4/15/06                                                                         19,212
                                                                                                                    ------------
                        Total Asset-Backed Securities                                                                     47,288
                                                                                                                    ------------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--73.1%
                 240    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08                                 253,549
              27,000(3) U.S. Treasury Bond Zero Coupon, 11/15/09                                                      21,190,248
                        U.S. Treasury Notes,
               1,450      3.50%, 11/15/06                                                                              1,511,512
               3,925      4.375%, 8/15/12                                                                              4,098,100
                 500      5.00%, 8/15/11                                                                                 547,500
               1,700      5.75%, 11/15/05                                                                              1,868,339
                 550      6.00%, 8/15/09                                                                                 636,668
                 385      6.625%, 5/15/07                                                                                446,299
                                                                                                                    ------------
                        Total U.S. Government and Agency Securities                                                   30,552,215
                                                                                                                    ------------
                        CORPORATE BONDS--13.8%
                        CHEMICAL--2.9%
     A-        1,000    Dow Capital BV, 9.20%, 6/01/10                                                                 1,223,950
                                                                                                                    ------------
                        CONSUMER PRODUCTS--1.3%
    BBB+         500    Ralcorp Holdings, Inc., 8.75%, 9/15/04                                                           545,715
                                                                                                                    ------------
                        ENERGY--2.7%
      A          500    Alltel Corp., 7.50%, 3/01/06                                                                     565,540
    BBB+         500    Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)2                                           538,965
                                                                                                                    ------------
                                                                                                                       1,104,505
                                                                                                                    ------------
                        FINANCE & BANKING--5.6%
     A+          500    Metropolitan Life Insurance Co., 6.30%, 11/01/032                                                512,111
     AA-       1,000(3) Morgan Stanley Group, Inc., 10.00%, 6/15/08                                                    1,257,350
     AAA         500    UBS PaineWebber Group, Inc., 8.875%, 3/15/05                                                     560,000
                                                                                                                    ------------
                                                                                                                       2,329,461
                                                                                                                    ------------
                        TRANSPORTATION--0.1%
    Caa2         100    American Airlines, Inc., 10.44%, 3/04/07                                                          31,500
                                                                                                                    ------------
                        UTILITIES--1.2%
    BBB+         500    Ohio Edison Co., 8.625%, 9/15/03                                                                 512,769
                                                                                                                    ------------
                        Total Corporate Bonds                                                                          5,747,900
                                                                                                                    ------------



                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
   RATING(1)    (000)                          DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                        TAXABLE MUNICIPAL BONDS--8.4%
     AAA      $  500    Fresno California Pension Obligation, Ser. 1994, 7.80%, 6/01/14                             $    619,075
     AAA         500    Kern County California Pension Obligation, 6.98%, 8/15/09                                        584,340
                        Los Angeles County California Pension Obligation,
     AAA       1,000      Ser. A, 8.62%, 6/30/06                                                                       1,176,380
     AAA         500      Ser. D, 6.97%, 6/30/08                                                                         582,185
     AAA         500    Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08                                    562,600
                                                                                                                    ------------
                        Total Taxable Municipal Bonds                                                                  3,524,580
                                                                                                                    ------------
                        Total Long-Term Investments (cost $56,469,105)                                                56,773,463
                                                                                                                    ------------
                        SHORT-TERM INVESTMENT--3.8%
                        DISCOUNT NOTE--3.8%
               1,600    Federal Home Loan Bank, 1.25%, 5/01/03 (cost $1,600,000)                                       1,600,000
                                                                                                                    ------------
                        Total investments--139.6% (cost $58,069,105)                                                  58,373,463
                        Liabilities in excess of other assets--(39.6)%                                               (16,567,827)
                                                                                                                    ------------
                        NET ASSETS--100%                                                                            $ 41,805,636
                                                                                                                    ============

-----------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2003, the Trust held 4.6% of its net assets, with a current market value of $1,915,514, in securities restricted as to resale.
(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(4)  Security is fair valued.
(5)  Illiquid securities representing 0.11% of net assets.
(6) Security is restricted as to public resale. The security was acquired in 1997 and has a current cost of $105,042.


                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003

BCT Subsidiary, Inc.
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $58,069,105) ......................................................................     $58,373,463
Cash .........................................................................................................          19,211
Receivable from investments sold .............................................................................         142,795
Interest receivable ..........................................................................................         724,462
Variation margin receivable ..................................................................................          39,188
                                                                                                                   -----------
                                                                                                                    59,299,119
                                                                                                                   -----------

LIABILITIES
Reverse repurchase agreements ................................................................................      17,132,500
Due to parent ................................................................................................         356,815
Interest payable .............................................................................................           4,168
                                                                                                                   -----------
                                                                                                                    17,493,483
                                                                                                                   -----------
NET ASSETS ...................................................................................................     $41,805,636
                                                                                                                   ===========
Composition of Net Assets:
  Par value ..................................................................................................     $    29,571
  Paid-in capital in excess of par ...........................................................................      34,008,792
  Undistributed net investment income ........................................................................       5,650,200
  Accumulated net realized gain ..............................................................................       1,859,369
  Net unrealized appreciation ................................................................................         257,704
                                                                                                                    ----------
Net assets, April 30, 2003 ...................................................................................     $41,805,636
                                                                                                                   ===========
Net asset value per share:
  ($41,805,636 / 2,957,093 common shares issued and outstanding) .............................................          $14.14
                                                                                                                        ======


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003

BCT Subsidiary, Inc.
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Interest income ..............................................................................................     $ 2,149,856
                                                                                                                   -----------
EXPENSES
  Investment advisory ........................................................................................         113,927
  Administration .............................................................................................          31,071
  Custodian ..................................................................................................          27,817
  Reports to shareholders ....................................................................................           8,029
  Independent accountants ....................................................................................          20,384
  Interest expense ...........................................................................................         127,380
  Excise tax .................................................................................................         138,601
  Legal ......................................................................................................           7,975
  Miscellaneous ..............................................................................................           9,011
                                                                                                                   -----------
  Total expenses .............................................................................................         484,195
                                                                                                                   -----------
Net investment income ........................................................................................       1,665,661
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ................................................................................................         (35,091)
  Futures ....................................................................................................         322,209
                                                                                                                   -----------
                                                                                                                       287,118
                                                                                                                   -----------
Net change in unrealized appreciation/depreciation on:
  Investments ................................................................................................      (1,586,942)
  Futures ....................................................................................................        (119,548)
                                                                                                                   -----------
                                                                                                                    (1,706,490)
                                                                                                                   -----------
Net loss .....................................................................................................      (1,419,372)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................................     $   246,289
                                                                                                                   ===========


                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003

BCT Subsidiary, Inc.
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations .........................................................     $   246,289
                                                                                                                   -----------
Decrease in investments ......................................................................................       4,972,297
Net realized gain ............................................................................................        (287,118)
Decrease in unrealized appreciation ..........................................................................       1,706,490
Increase in receivable for investments sold ..................................................................        (142,795)
Increase in variation margin receivable ......................................................................         (15,626)
Decrease in interest receivable ..............................................................................          46,592
Decrease in interest payable .................................................................................         (13,155)
Increase in due to parent ....................................................................................          17,026
                                                                                                                   -----------
  Total adjustments ..........................................................................................       6,283,711
                                                                                                                   -----------
Net cash flows provided by operating activities ..............................................................     $ 6,530,000
                                                                                                                   ===========

INCREASE (DECREASE) IN CASH
Net cash flows provided by operating activities ..............................................................     $ 6,530,000
                                                                                                                   -----------
Cash flows used for financing activities:
  Increase in reverse repurchase agreements ..................................................................      (6,536,687)
                                                                                                                   -----------
Net cash used for financing activities .......................................................................      (6,536,687)
                                                                                                                   -----------
  Net decrease in cash .......................................................................................          (6,687)
  Cash at beginning of period ................................................................................          25,898
                                                                                                                   -----------
  Cash at end of period ......................................................................................     $    19,211
                                                                                                                   ===========


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED OCTOBER 31, 2002

BCT Subsidiary, Inc.
--------------------------------------------------------------------------------

                                                                                                   2003                2002
                                                                                                   -----               -----
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income .................................................................      $ 1,665,661         $ 4,298,156
  Net realized gain .....................................................................          287,118           1,846,386
  Net change in unrealized appreciation/depreciation ....................................       (1,706,490)         (1,178,155)
                                                                                               -----------         -----------
  Net increase in net assets resulting from operations ..................................          246,289           4,966,387
  Dividends from net investment income ..................................................               --          (2,819,361)
                                                                                               -----------         -----------
  Total increase ........................................................................          246,289           2,147,026
                                                                                               -----------         -----------

NET ASSETS
Beginning of period .....................................................................       41,559,347          39,412,321
                                                                                               -----------         -----------
End of period ...........................................................................      $41,805,636         $41,559,347
                                                                                               ===========         ===========
End of period undistributed net investment income .......................................      $ 5,650,200         $ 3,984,539



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BCT Subsidiary, Inc.

                                                                                                           FOR THE PERIOD
                                                        SIX MONTHS ENDED      YEAR ENDED OCTOBER 31,     DECEMBER 3, 1999(1)
                                                         APRIL 30, 2003       ----------------------          THROUGH
                                                           (UNAUDITED)         2002            2001       OCTOBER 31, 2000
                                                        -----------------      ----            ----      ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................      $  14.05         $  13.33         $  11.77         $  11.51
                                                            --------         --------         --------         --------
Investment operations:

   Net investment income .............................          0.56             1.45             0.89             0.62
   Net realized and unrealized gain (loss) ...........         (0.47)            0.22             1.38            (0.36)
                                                            --------         --------         --------         --------
Net increase from investment operations ..............          0.09             1.67             2.27             0.26
                                                            --------         --------         --------         --------
Dividends from net investment income .................            --            (0.95)           (0.71)              --
                                                            --------         --------         --------         --------
Net asset value, end of period .......................      $  14.14         $  14.05         $  13.33         $  11.77
                                                            ========         ========         ========         ========
TOTAL INVESTMENT RETURN(2)............................          0.64%           12.55%           19.27%            2.26%
                                                            ========         ========         ========         ========

RATIOS TO AVERAGE NET ASSETS:

Total expenses .......................................        2.34%3             2.35%            2.84%          3.40%3
Total expenses excluding interest expense
  and excise tax .....................................        1.05%3             1.03%            1.03%          1.12%3
Net investment income ................................        8.04%3            10.49%            7.08%          6.11%3
SUPPLEMENTALDATA:
Average net assets (000) .............................      $ 41,771         $ 40,991         $ 37,193         $ 33,067
Portfolio turnover ...................................            10%              37%              20%              36%
Net assets, end of period (000) ......................      $ 41,806         $ 41,559         $ 39,412         $ 34,793
Reverse repurchase agreements outstanding,
  end of period (000) ................................      $ 17,132         $ 23,669         $  9,006         $ 12,154
Asset coverage(4).....................................      $  3,440         $  2,756         $  5,376         $  3,863

----------------
(1)  Commencement of investment operations.
(2) This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3)  Annualized.
(4)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and net asset value data for the Trust's shares.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BCT Subsidiary, Inc.
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

BCT Subsidiary, Inc. (the "Trust") was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. ("BCT"), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Directors (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option selling and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

   The Trust did not enter into any security lending transactions during the six months ended April 30, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Trust segregate assets in connection with certain Trust investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Princeton Administrators, L.P. (the "Administrator"), an indirect wholly owned affiliate of Merrill Lynch & Co., Inc.

     The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2003 aggregated $2,349,852 and $10,100,887, respectively. Purchases of U.S. Government securities for the six months ended April 30, 2003 aggregated $3,623,523.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNCMortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNCMortgage Securitites Corp. or its affiliates, including Midland Loan Services, Inc.

     The Federal income tax basis of the Trust's investments at April 30, 2003 was $58,088,770, and accordingly, net unrealized appreciation was $284,693 (gross unrealized appreciation--$4,199,997, gross unrealized depreciation-- $3,915,304).

     Details of open financial futures contracts at April 30, 2003 were as follows:

   NUMBER OF                              EXPIRATION              VALUE AT                VALUE AT         UNREALIZED
   CONTRACTS                TYPE             DATE                TRADE DATE            APRIL 30, 2003     DEPRECIATION
--------------------   --------------  ----------------      ------------------     ------------------------------------------
 Long Position:
      66             10 Yr. U.S. T-Note     Jun. '03             $7,644,904              $7,598,250         $(46,654)

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

     The average daily balance of reverse repurchase agreements outstanding for the six months ended April 30, 2003 was approximately $19,107,990 at a weighted average interest rate of approximately 1.34%.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

     The Trust did not enter into any dollar roll transactions during the six months ended April 30, 2003.

NOTE 5. CAPITAL

There are 200 million shares of $0.01 par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2003.

                              BCT Subsidiary, Inc.

Directors
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Administrator
   Princeton Administrators, L.P.
   P.O. Box 9095 Princeton, NJ 08543-9095
   (800) 543-6217

Custodian
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

BCT Subsidiary, Inc.
   c/o Princeton Administrators, L.P.
   P.O. Box 9095 Princeton, NJ 08543-9095
   (800) 543-6217

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.


[LOGO BLACKROCK]

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) Certification of Principal Executive Officer.

(b)(2) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BCT Subsidiary, Inc.


By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/30/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/30/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/30/03